Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2018
Summary of significant accounting policies [Abstract]
Schedule of Information Related to VIE's
	December 31, 2017	June 30, 2018
	US$	US$
	(Audited)	(Unaudited)
Current assets	160,889,349	166,600,007
Non-current assets	287,409	270,409

Total assets	161,176,758	166,870,416

Current liabilities	132,170,781	141,066,656
Non-current liabilities	—	—

Total liabilities	132,170,781	141,066,656

	Six months ended June 30,
	2017	2018
	US$	US$
	(Unaudited)	(Unaudited)
Revenue	—	—
Cost of revenue	—	—
Net loss	(1,338,996)	(2,952,251)
Net cash used in operating activities	(5,763,624)	(6,727,117)
Net cash used in investing activities	—	—
Net cash (used in)/ provided by financing activities	(3,036,391)	6,779,704

Schedule Of Foreign Currency Translation
	June 30, 2017	December 31, 2017	June 30, 2018
	(Unaudited)	(Audited)	(Unaudited)
Period end RMB: US$ exchange rate	6.7744	6.5342	6.6166
Period average RMB: US$ exchange rate	6.8709	6.7547	6.3673

Schedule of revenue recognized
For the six months ended June 30, 2018, revenue is recognized and disaggregated by major source as below:

US$
(Unaudited)
Real estate sales	488,572,840
Real estate management services income	32,883,035
Other revenue	3,325,118
Revenue from contracts with customers	524,780,993

Real estate lease income	5,148,110

Total revenue	529,929,103

Contract with Customer, Asset and Liability
The following table presents the Group’s contract balances as of June 30, 2018 and January 1, 2018:

	June 30,2018	January 1,2018
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Accounts receivables	37,508	12,035
Contract assets	16,990	15,576
Customer deposits	2,639,504	2,040,386

Schedule of Revenue Recognised from Customer Deposits	The following table presents the amount of revenue recognized from:
June 30, 2018
US$’000
(Unaudited)
Amounts included in the customer deposits balance at the beginning of the year	94,576

Schedule of Retained Earnings Adjustments for Adopting ASC 606
The effect of adopting ASC 606 as at January 1, 2018 was, as follows:

		As of January 1, 2018
		US$’000(Unaudited)
	Reference	As previously reported	Effects of the adoption of ASC606	Restated
		US$’000	US$’000	US$’000
Consolidated balance sheet(extract)
Real estate properties development completed	(a)	840,393	35,132	875,525
Real estate properties under development	(a)	1,996,001	1,176,120	3,172,121
Accounts receivable	(a),(b)	100,553	(88,518)	12,035
Contract assets	(c)	-	15,576	15,576
Other deposit and prepayment	(a)	272,022	24,453	296,475
Deferred tax assets	(d)	82,006	68,159	150,165
Other payables and accrued liabilities	(a)	300,118	830	300,948
Customer deposits	(a)	438,342	1,602,044	2,040,386
Deferred tax liabilities	(d)	164,204	(36,064)	128,140
Income tax payable	(a)	169,839	(18,495)	151,344
Retained earnings	(a),(b),(c),(d)	382,124	(271,046)	111,078
Accumulated other comprehensive income	(a),(b),(c),(d)	29,226	(9,198)	20,028
Non-controlling interest	(Note 15)	64,441	(37,149)	27,292

Set out below, are the amounts by which each financial statement line item is affected as of and for the six months ended June 30,2018 as a result of the adoption of ASC 606. The adoption of ASC 606 did not have a material impact to the Group’s operating, investing and financing cash flows. The first column shows what the amounts would have been had ASC 606 not been adopted and the third column shows amounts prepared under ASC 606 with effects of the adoption of ASC 606 as stated in the second column:

		As of June 30, 2018
		US$’000(Unaudited)
	Reference	Amounts without the adoption of ASC606	Effects of the adoption of ASC606	Amounts as reported
Condensed consolidated balance sheets (extract)
Real estate properties development completed	(a)	546,970	163,534	710,504
Real estate properties under development	(a)	2,328,697	1,366,120	3,694,817
Accounts receivable	(a),(b)	54,762	(17,254)	37,508
Contract assets	(c)	-	16,990	16,990
Other deposits and prepayments	(a)	142,501	26,604	169,105
Deferred tax assets	(d)	140,899	1,873	142,772
Customer deposits	(a)	654,703	1,984,801	2,639,504
Other payable and accrued liabilities	(a)	266,040	507	266,547
Deferred tax liabilities	(d)	241,199	(99,795)	141,404
Income tax payable	(a)	130,764	(15,886)	114,878
Non-controlling interest	(Note 15)	54,915	(36,261)	18,654
Retained earnings	(a),(b),(c),(d)	350,443	(269,824)	80,619
Accumulated other comprehensive income	(a),(b),(c),(d)	13,925	(5,675)	8,250

Condensed consolidated statement of comprehensive income (extract)
Revenue	(a),(b)	892,075	(362,146)	529,929
Cost of revenue	(a)	(745,253)	363,407	(381,846)
Selling and distribution expenses	(c)	(27,980)	1,671	(26,309)
Income taxes	(d)	(25,919)	(1,268)	(27,187)
Net loss		(23,681)	1,664	(22,017)
Net loss attributable to non-controlling interest	(Note 15)	5,263	(442)	4,821
Net loss attributable to Xinyuan Real Estate Co., Ltd. Shareholders		(18,418)	1,222	(17,196)

The nature of the adjustments as at January 1, 2018 and the reasons for the significant changes in the condensed consolidated balance sheet as of June 30, 2018 and the condensed consolidated statement of comprehensive income for the six months ended June 30, 2018 are described below:

(a)Real estate sales
A significant portion of the Group’s revenue is derived from real estate sales of development properties in the PRC. Prior to the adoption of ASC 606, the Group recognizes revenue using the percentage-of-completion ("POC”) method on the sale of individual units when (i) construction is beyond a preliminary stage; and (ii) the buyer is committed to the extent of being unable to require a refund except for non-delivery of the unit; and (iii) sufficient units have already been sold to assure that the entire property will not revert to rental property; and (iv) sales prices are collectible; and (iv) aggregate sales proceeds and costs can be reasonably estimated. Under ASC 606, to recognize revenue over time similar to the POC method, contractual provisions need to provide the Group with an enforceable right to payment. Historically, the Group’s contracts did not include an enforceable right to payment. For all contracts executed starting from January 1, 2018, the Group modified certain terms to establish an enforceable right to payment for performance completed to date, including a reasonable profit. Under ASC 606, the Group recognizes revenue on an “over time” basis prospectively for these new contracts by using cost inputs to measure progress towards the completion of the performance obligation. Upon adoption of ASC 606, for those contracts that did not include enforceable right to payment terms, revenue is recognized at a point in time when title to the property is transferred to the buyer. Therefore, real estate properties development completed and real estate properties under development increased by US$35.1 million and US$1,176.1 million, respectively, accounts receivable decreased by US$91.1 million, other deposit and prepayment increased by US$24.5 million, other payables and accrued liabilities increased by US$0.8 million, customer deposits increased by US$1,602.0 million, income tax payable decreased by US$18.5 million, accumulated other comprehensive income decreased by US$10.9 million and retained earnings decreased by US$320.2 million as of January 1, 2018.

As of June 30, 2018, ASC 606 increased real estate properties development completed and real estate properties under development by US$163.5 million and US$1,366.1 million, respectively, decreased accounts receivable by US$23.7 million, increased other deposits and prepayments by US$26.6 million, increased other payable and accrued liabilities by US$0.5 million, increased customer deposits by US$1,984.8 million, decreased income tax payable by US$15.9million, decreased accumulated other comprehensive income by US$7.0 million, decreased revenue by US$366.1 million, decreased cost of revenue by US$363.4 million and decreased retained earnings by US$322.9 million.

For real estate sales of development properties in the U.S., under ASC 605 and 606, revenue was recognized at a point in time upon meeting relevant revenue recognition criteria, which is generally when title to the property is transferred to the buyer.

(b)Real estate management services income
In light of ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients, the Group reassessed its exposure to credit risk for the services that will be transferred to the customer, specifically, evaluating the customer’s ability and intention to pay the contract consideration when it is due. As a result of this evaluation, the Group will recognize revenue in the amount to which the Group has a right to invoice and corresponds directly with the value of performance completed. Upon adoption of ASC 606, the Group increased accounts receivable, accumulated other comprehensive income and retained earnings by US$2.6 million, US$0.1 million and US$1.9 million, respectively, as of January 1, 2018.

As of June 30, 2018, ASC 606 increased accounts receivable, accumulated other comprehensive income, revenue and retained earnings by US$6.4 million, US$0.1 million US$4.0 million and US$5.9 million, respectively.

(c)Incremental cost to obtain a contract
The Group pays sales commission to its real estate sales agencies for each real estate sales contract. Prior to the adoption of ASC 606, the Group immediately expensed sales commissions (included under selling and distribution expense) when incurred. Under ASC 606, the Group assessed that sales commission to its real estate sales agencies qualified as an incremental cost of obtaining a contract with customer. Therefore, upon adoption of ASC 606, the Group increased contract assets, accumulated other comprehensive income and retained earnings by US$15.6 million, US$0.4 million and US$11.3 million, respectively, as of 1 January 2018.

As of June 30, 2018, ASC 606 increased contract assets, accumulated other comprehensive income and retained earnings by US$17.0 million, US$0.2 million and US$13.0 million, respectively, and decreased selling and distribution expenses by US$1.7 million.

(d)Income taxes
The tax effects of the adjustments at the applicable statutory tax rates were also reflected. Upon adoption of ASC 606, the Group increased deferred tax assets by US$68.2 million, decreased deferred tax liabilities by US$36.1 million, increased accumulated other comprehensive income by US$3.4 million and increased retained earnings by US$100.9 million as of 1 January 2018. And the Group increased deferred tax assets by US$1.9 million, decreased deferred tax liabilities by US$99.8 million, increased income taxes by US$1.3 million, increased accumulated other comprehensive income by US$0.1 million and increased retained earnings by US$100.3 million as of June 30, 2018.